Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000212575
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Healthcare Technology and Innovation ETF
Trading Symbol	HTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 53,439,320
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 198,430
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,439,320	70	$198,430	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.2%
Information Technology	1.5%
Consumer Staples	1.6%
Health Care	95.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000131868
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Robotics and Automation Index ETF
Trading Symbol	ROBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,076,404,875
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 5,633,631
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,076,404,875	79	$5,633,631	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.8%
Short-Term Investment	4.6%
Health Care	9.7%
Information Technology	37.4%
Industrials	51.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000212574
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Artificial Intelligence ETF
Trading Symbol	THNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 136,370,029
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 493,619
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,370,029	56	$493,619	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Real Estate	1.3%
Financials	1.3%
Industrials	1.4%
Materials	1.4%
Communication Services	5.7%
Health Care	6.1%
Consumer Discretionary	11.6%
Information Technology	71.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials